Tax (Tables)	12 Months Ended
Dec. 31, 2016
Details of current and deferred taxes
Details of current and deferred taxes
in	2016	2015	2014
Current and deferred taxes (CHF million)
Switzerland	133	28	99
Foreign	501	463	622
Current income tax expense	634	491	721
Switzerland	(125)	196	(321)
Foreign	(68)	(164)	1,005
Deferred income tax expense/(benefit)	(193)	32	684
Income tax expense	441	523	1,405
Income tax expense on discontinued operations	0	0	40
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(6)	(4)	4
Cumulative translation adjustment	(4)	(14)	(117)
Unrealized gains/(losses) on securities	1	(2)	5
Actuarial gains/(losses)	136	(174)	(375)
Net prior service credit/(cost)	10	37	(11)
Share-based compensation and treasury shares	104	25	71

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2016	2015	2014
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	2,111	1,746	401
Foreign	(4,377)	(4,168)	3,226
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(499)	(533)	798
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(498)	(715)	314
Non-deductible amortization of other intangible assets and goodwill impairment	1	1,432	6
Other non-deductible expenses	1,540	391	666
Additional taxable income	87	16	4
Lower taxed income	(219)	(276)	(272)
(Income)/loss taxable to noncontrolling interests	(11)	6	(163)
Changes in tax law and rates	145	347	151
Changes in deferred tax valuation allowance	76	(103)	1,064
Change in recognition of outside basis difference	218	262	(450)
Tax deductible impairments of Swiss subsidiary investments	(68)	(258)	(555)
Other	(331)	(46)	(158)
Income tax expense	441	523	1,405

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2016	2015
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,992	2,425
Loans	326	326
Investment securities	469	548
Provisions	1,341	1,718
Derivatives	105	117
Real estate	347	340
Net operating loss carry-forwards	6,548	5,838
Other	119	116
Gross deferred tax assets before valuation allowance	11,247	11,428
Less valuation allowance	(4,188)	(3,905)
Gross deferred tax assets net of valuation allowance	7,059	7,523
Compensation and benefits	(252)	(211)
Loans	(29)	(31)
Investment securities	(267)	(282)
Provisions	(360)	(449)
Business combinations	(1)	(1)
Derivatives	(238)	(187)
Leasing	(8)	(18)
Real estate	(51)	(66)
Other	(154)	(153)
Gross deferred tax liabilities	(1,360)	(1,398)
Net deferred tax assets	5,699	6,125
of which deferred tax assets	5,828	6,179
of which net operating losses	2,178	1,754
of which deductible temporary differences	3,650	4,425
of which deferred tax liabilities	(129)	(54)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2016	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,505
Due to expire within 2 to 5 years	3,280
Due to expire within 6 to 10 years	9,826
Due to expire within 11 to 20 years	5,376
Amount due to expire	19,987
Amount not due to expire	17,556
Total net operating loss carry-forwards	37,543

Movements in the valuation allowance
Movements in the valuation allowance
in	2016	2015	2014
Movements in the valuation allowance (CHF million)
Balance at beginning of period	3,905	4,107	2,705
Net changes	283	(202)	1,402
Balance at end of period	4,188	3,905	4,107

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2016	2015	2014
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	391	448	505
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(110)	(28)	(70)
Tax benefits in respect of tax on dividend equivalent payments	0	0	1
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2016	2015	2014
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	369	389	423
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	52	44	2
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(43)	(3)	(47)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	17	15	39
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(2)	0	(10)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(7)	(22)	(24)
Other (including foreign currency translation)	24	(54)	6
Balance at end of period	410	369	389
of which, if recognized, would affect the effective tax rate	410	369	389
Interest and penalties
in	2016	2015	2014
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	2	13	16
Interest and penalties recognized in the consolidated balance sheets	86	86	86

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2016	2015	2014
Current and deferred taxes (CHF million)
Switzerland	91	(25)	56
Foreign	499	462	624
Current income tax expense	590	437	680
Switzerland	(166)	166	(384)
Foreign	(67)	(164)	1,003
Deferred income tax expense	(233)	2	619
Income tax expense	357	439	1,299
Income tax expense on discontinued operations	0	0	40
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(6)	(4)	4
Cumulative translation adjustment	(4)	(14)	(117)
Unrealized gains/(losses) on securities	1	(3)	7
Actuarial gains/(losses)	87	14	(27)
Net prior service cost	0	(9)	9
Share-based compensation and treasury shares	106	28	68

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2016	2015	2014
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,677	1,315	(179)
Foreign	(4,445)	(4,253)	3,140
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(609)	(646)	651
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(541)	(731)	347
Non-deductible amortization of other intangible assets and goodwill impairment	1	1,432	6
Other non-deductible expenses	1,533	389	666
Additional taxable income	87	15	2
Lower taxed income	(216)	(272)	(265)
(Income)/loss taxable to noncontrolling interests	(10)	7	(173)
Changes in tax law and rates	145	347	151
Changes in deferred tax valuation allowance	76	(108)	1,071
Change in recognition of outside basis difference	211	262	(450)
Tax deductible impairments of Swiss subsidiary investments	(68)	(258)	(555)
Other	(252)	2	(152)
Income tax expense	357	439	1,299

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2016	2015
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,990	2,316
Loans	326	326
Investment securities	467	547
Provisions	1,341	1,718
Derivatives	100	117
Real estate	346	340
Net operating loss carry-forwards	6,523	5,831
Other	116	113
Gross deferred tax assets before valuation allowance	11,209	11,308
Less valuation allowance	(4,168)	(3,898)
Gross deferred tax assets net of valuation allowance	7,041	7,410
Compensation and benefits	(238)	(211)
Loans	(29)	(31)
Investment securities	(251)	(273)
Provisions	(359)	(449)
Business combinations	(1)	(1)
Derivatives	(238)	(187)
Leasing	(8)	(18)
Real estate	(51)	(66)
Other	(147)	(147)
Gross deferred tax liabilities	(1,322)	(1,383)
Net deferred tax assets	5,719	6,027
of which deferred tax assets	5,815	6,068
of which net operating losses	2,172	1,753
of which deductible temporary differences	3,643	4,315
of which deferred tax liabilities	(96)	(41)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2016	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,505
Due to expire within 2 to 5 years	3,277
Due to expire within 6 to 10 years	9,556
Due to expire within 11 to 20 years	5,376
Amount due to expire	19,714
Amount not due to expire	17,556
Total net operating loss carry-forwards	37,270

Movements in the valuation allowance
Movements in the valuation allowance
in	2016	2015	2014
Movements in the valuation allowance (CHF million)
Balance at beginning of period	3,898	4,107	2,704
Net changes	270	(209)	1,403
Balance at end of period	4,168	3,898	4,107

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2016	2015	2014
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	390	447	506
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(110)	(28)	(69)
Tax benefits in respect of tax on dividend equivalent payments	0	0	1
1 Calculated at the statutory tax rate before valuation allowance considerations.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2016	2015	2014
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	360	382	416
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	52	44	2
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(43)	(3)	(47)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	17	15	37
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(2)	0	(10)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(7)	(22)	(24)
Other (including foreign currency translation)	24	(56)	8
Balance at end of period	401	360	382
of which, if recognized, would affect the effective tax rate	401	360	382
Interest and penalties
in	2016	2015	2014
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	2	13	21
Interest and penalties recognized in the consolidated balance sheets	85	85	85